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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number       811-21701
                                   ------------------------

                              The Destination Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

2001 North Main Street, Suite 270      Walnut Creek, California      94596
--------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (925) 935-2900
                                                    --------------

Date of fiscal year end:     August 31, 2007
                          ------------------------------------

Date of reporting period:    July 1, 2006 - June 30, 2007
                          ------------------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 The Destination Funds
            _________________________________________________________________

By (Signature and Title)*         /s/ Michael A. Yoshikami
                         ____________________________________________________
                               Michael A. Yoshikami, President
Date    July 30, 2007
     ________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.

                                                         EXHIBIT A
                                                         ---------

I = Issuer   S = Securityholder

DESTINATION SELECT EQUITY FUND
------------------------------

MEETING DATE RANGE: 01-JUL-2006 TO 30-JUN-2007
ALL ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINANCIAL CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
SECURITY:              14040H105                                                          MEETING TYPE:                Special
TICKER:                COF                                                                MEETING DATE:                22-Aug-2006
ISIN                                                                                      VOTE DEADLINE DATE:          21-Aug-2006
AGENDA                 932567425                    Management                            TOTAL BALLOT SHARES:         235
LAST VOTE DATE:        27-Jul-2006
------------------------------------------------------------------------------------------------------------------------------------
ITEM               PROPOSAL                                          PROPOSED BY       FOR AGAINST      ABSTAIN   FOR OR AGAINST
                                                                   ISSUER/SECURITY                                  MANAGEMENT
                                                                        HOLDER
------------------------------------------------------------------------------------------------------------------------------------
1                  TO APPROVE AND ADOPT THE AGREEMENT AND PLAN          Issuer         235   0             0           For
                   OF MERGER, DATED AS OF MARCH 12, 2006,
                   BETWEEN CAPITAL ONE FINANCIAL CORPORATION
                   AND NORTH FORK BANCORPORATION, INC., AS IT
                   MAY BE AMENDED FROM TIME TO TIME, PURSUANT
                   TO WHICH NORTH FORK WILL MERGE WITH AND INTO
                   CAPITAL ONE.
2                  TO APPROVE ADJOURNMENT OR POSTPONEMENT OF            Issuer         235   0             0           For
                   THE SPECIAL MEETING, IF NECESSARY, TO
                   SOLICIT ADDITIONAL PROXIES.
------------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSING, INC.
------------------------------------------------------------------------------------------------------------------------------------
SECURITY:              053015103                                                          MEETING TYPE:                Annual
TICKER:                ADP                                                                MEETING DATE:                14-Nov-2006
ISIN                                                                                      VOTE DEADLINE DATE:          13-Nov-2006
AGENDA                 932587732                    Management                            TOTAL BALLOT SHARES:         535
LAST VOTE DATE:        31-Oct-2006
------------------------------------------------------------------------------------------------------------------------------------
ITEM               PROPOSAL                                          PROPOSED BY       FOR AGAINST      ABSTAIN   FOR OR AGAINST
                                                                   ISSUER/SECURITY                                  MANAGEMENT
                                                                        HOLDER
------------------------------------------------------------------------------------------------------------------------------------
1                  DIRECTOR                                             Issuer
                   1   GREGORY D. BRENNEMAN                                            535   0             0            For
                   2   LESLIE A. BRUN                                                  0     0             535          Against
                   3   GARY C. BUTLER                                                  535   0             0            For
                   4   LEON G. COOPERMAN                                               535   0             0            For
                   5   R. GLENN HUBBARD                                                535   0             0            For
                   6   JOHN P. JONES                                                   535   0             0            For
                   7   ANN DIBBLE JORDAN                                               535   0             0            For
                   8   FREDERIC V. MALEK                                               535   0             0            For
                   9   HENRY TAUB                                                      535   0             0            For
                   10  ARTHUR F. WEINBACH                                              535   0             0            For
2                  APPROVAL OF THE COMPANY'S AMENDED AND                Issuer         535   0             0            For
                   RESTATED EXECUTIVE INCENTIVE COMPENSATION
                   PLAN
3                  APPOINTMENT OF DELOITTE & TOUCHE LLP                 Issuer         535   0             0            For
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
SECURITY:              594918104                                                          MEETING TYPE:                Annual
TICKER:                MSFT                                                               MEETING DATE:                14-Nov-2006
ISIN                                                                                      VOTE DEADLINE DATE:          13-Nov-2006
AGENDA                 932591173                    Management                            TOTAL BALLOT SHARES:         915
LAST VOTE DATE:        31-Oct-2006
------------------------------------------------------------------------------------------------------------------------------------
ITEM               PROPOSAL                                          PROPOSED BY       FOR AGAINST      ABSTAIN   FOR OR AGAINST
                                                                   ISSUER/SECURITY                                  MANAGEMENT
                                                                        HOLDER
------------------------------------------------------------------------------------------------------------------------------------
1                  ELECTION OF DIRECTOR: WILLIAM H. GATES III           Issuer         915   0             0            For
2                  ELECTION OF DIRECTOR: STEVEN A. BALLMER              Issuer         915   0             0            For
3                  ELECTION OF DIRECTOR: JAMES I. CASH JR.              Issuer         915   0             0            For
4                  ELECTION OF DIRECTOR: DINA DUBLON                    Issuer         915   0             0            For
5                  ELECTION OF DIRECTOR: RAYMOND V. GILMARTIN           Issuer         915   0             0            For
6                  ELECTION OF DIRECTOR: DAVID F. MARQUARDT             Issuer         915   0             0            For
7                  ELECTION OF DIRECTOR: CHARLES H. NOSKI               Issuer         915   0             0            For
8                  ELECTION OF DIRECTOR: HELMUT PANKE                   Issuer         915   0             0            For
9                  ELECTION OF DIRECTOR: JON A. SHIRLEY                 Issuer         915   0             0            For
10                 RATIFICATION OF THE SELECTION OF DELOITTE &          Issuer         915   0             0            For
                   TOUCHE LLP AS THE COMPANY'S INDEPENDENT
                   AUDITOR
11                 SHAREHOLDER PROPOSAL - RESTRICTION ON            Securityholder     0     915           0            For
                   SELLING PRODUCTS AND SERVICES TO FOREIGN
                   GOVERNMENTS
12                 SHAREHOLDER PROPOSAL - SEXUAL ORIENTATION IN     Securityholder     0     915           0            For
                   EQUAL EMPLOYMENT OPPORTUNITY POLICY
13                 SHAREHOLDER PROPOSAL - HIRING OF PROXY           Securityholder     0     915           0            For
                   ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
COSTCO WHOLESALE CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
SECURITY:              22160K105                                                          MEETING TYPE:                Annual
TICKER:                COST                                                               MEETING DATE:                31-Jan-2007
ISIN                                                                                      VOTE DEADLINE DATE:          30-Jan-2007
AGENDA                 932616660                    Management                            TOTAL BALLOT SHARES:         420
LAST VOTE DATE:        17-Jan-2007
------------------------------------------------------------------------------------------------------------------------------------
ITEM               PROPOSAL                                          PROPOSED BY       FOR AGAINST      ABSTAIN   FOR OR AGAINST
                                                                   ISSUER/SECURITY                                  MANAGEMENT
                                                                        HOLDER
------------------------------------------------------------------------------------------------------------------------------------
1                  DIRECTOR                                             Issuer
                   1   BENJAMIN S. CARSON                                              420   0             0            For
                   2   WILLIAM H. GATES                                                0     0             420          Against
                   3   HAMILTON E. JAMES                                               0     0             420          Against
                   4   JILL S. RUCKELSHAUS                                             0     0             420          Against
2                  RATIFICATION OF SELECTION OF INDEPENDENT             Issuer         420   0             0            For
                   AUDITORS
------------------------------------------------------------------------------------------------------------------------------------
THE WALT DISNEY COMPANY
------------------------------------------------------------------------------------------------------------------------------------
SECURITY:              254687106                                                          MEETING TYPE:                Annual
TICKER:                DIS                                                                MEETING DATE:                08-Mar-2007
ISIN                                                                                      VOTE DEADLINE DATE:          07-Mar-2007
AGENDA                 932624910                    Management                            TOTAL BALLOT SHARES:         364
LAST VOTE DATE:        28-Feb-2007
------------------------------------------------------------------------------------------------------------------------------------
ITEM               PROPOSAL                                          PROPOSED BY       FOR AGAINST      ABSTAIN   FOR OR AGAINST
                                                                   ISSUER/SECURITY                                  MANAGEMENT
                                                                        HOLDER
------------------------------------------------------------------------------------------------------------------------------------
1                  DIRECTOR                                             Issuer
                   1   JOHN E. BRYSON                                                  364   0             0            For
                   2   JOHN S. CHEN                                                    364   0             0            For
                   3   JUDITH L. ESTRIN                                                364   0             0            For
                   4   ROBERT A. IGER                                                  364   0             0            For
                   5   STEVEN P. JOBS                                                  364   0             0            For
                   6   FRED H. LANGHAMMER                                              364   0             0            For
                   7   AYLWIN B. LEWIS                                                 364   0             0            For
                   8   MONICA C. LOZANO                                                364   0             0            For
                   9   ROBERT W. MATSCHULLAT                                           364   0             0            For
                   10  JOHN E. PEPPER, JR.                                             364   0             0            For
                   11  ORIN C. SMITH                                                   364   0             0            For
2                  TO RATIFY THE APPOINTMENT OF                         Issuer         364   0             0            For
                   PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S
                   REGISTERED PUBLIC ACCOUNTANTS FOR 2007.
3                  TO APPROVE THE AMENDMENTS TO THE AMENDED AND         Issuer         364   0             0            For
                   RESTATED 2005 STOCK INCENTIVE PLAN.
4                  TO APPROVE THE TERMS OF THE AMENDED AND              Issuer         364   0             0            For
                   RESTATED 2002 EXECUTIVE PERFORMANCE PLAN.
5                  TO APPROVE THE SHAREHOLDER PROPOSAL RELATING     Securityholder     364   0             0            For
                   TO GREENMAIL.
6                  TO APPROVE THE SHAREHOLDER PROPOSAL TO AMEND     Securityholder     364   0             0            For
                   THE BYLAWS RELATING TO STOCKHOLDER RIGHTS
                   PLANS.